BORROWINGS - Financings associated with failed sale-leaseback transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Loans payable	¥ 24,658,147
Financings associated with failed sale-leaseback transactions
BORROWINGS
Carrying amount of solar project sold	4,234,000	¥ 58,000
Cash consideration received on sale of solar project	4,300,000	75,000
Loans payable	4,430,048	1,222,281
Current portion of debt	¥ 1,588,232	¥ 468,195
Financings associated with failed sale-leaseback transactions | Minimum
BORROWINGS
Lease term		1 year
Financings associated with failed sale-leaseback transactions | Maximum
BORROWINGS
Lease term		6 years